Other Intangible Assets, net and Goodwill - Other Intangibles Narrative (Details) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Nov. 06, 2020	Jun. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2020
Goodwill [Line Items]
Indefinite-lived intangible assets			$ 161,317
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life			20 years 1 month 6 days
Amortization of intangible assets			$ 523,819	$ 290,441	$ 191,361
Minimum
Goodwill [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life			4 years
Maximum
Goodwill [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life			23 years
Customer First Now
Goodwill [Line Items]
Asset acquisition, consideration transferred		$ 6,446
Increase in intangible assets		$ 6,446
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life		4 years 8 months 12 days
Discontinued Operations, Disposed of by Sale | Brand Protection, AntiPiracy, and AntiFraud Solutions
Goodwill [Line Items]
Purchase price						$ 3,751
Impairment of intangible assets					$ 17,967
Discontinued Operations, Disposed of by Sale | Techstreet Business
Goodwill [Line Items]
Purchase price	$ 42,832
Consideration held in escrow	4,300
Net gain on sale	28,140
Transaction costs	115
Intangible Assets, Written off Related to Sale of Business Unit	$ 10,179
Customer relationships
Goodwill [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life			22 years 1 month 13 days
Computer software
Goodwill [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life			11 years 14 days
Computer software | Customer First Now
Goodwill [Line Items]
Increase in intangible assets		$ 1,000
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life		3 years
Databases and content
Goodwill [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life			14 years 2 months 4 days
Trade names
Goodwill [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life			9 years 7 months 2 days
Database Rights | Customer First Now
Goodwill [Line Items]
Increase in intangible assets		$ 5,446
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life		5 years
Trade names
Goodwill [Line Items]
Indefinite-lived intangible assets			$ 161,317	$ 161,245